Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Other Employee Benefits [Abstract]
Disclosure of detailed information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Opening defined benefit obligation	$116,696	$93,528
Current service cost[1]	4,140	3,060
Past service cost	—	—
Interest cost	3,478	3,600
Effects of movements in exchange rates	2,423	4,864
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	(4,460)	—
Arising from changes in financial assumptions	10,043	14,094
Arising from experience adjustments	(489)	87
Benefits paid	(2,215)	(2,537)
Closing defined benefit obligation	$129,616	$116,696

[1] Includes remeasurement of other long term employee benefits

Disclosure of detailed information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Active members	$68,983	$60,801
Inactive members	60,633	55,895
Closing defined benefit obligation	$129,616	$116,696

Disclosure of detailed information about changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Employer contributions	$2,215	$2,537
Benefits paid	(2,215)	(2,537)
Closing fair value of assets	$—	$—

Disclosure of detailed information about net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Unfunded benefit obligation	$129,616	$116,696
Vacation accrual and other - non-current	3,046	2,888
Net liability	$132,662	$119,584

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Other employee benefits liability - current (note 14)	$3,154	$2,806
Other employee benefits liability - non-current	129,508	116,778
Net liability	$132,662	$119,584

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Current service cost [1]	$4,140	$3,060
Net interest cost	3,478	3,600
Components recognized in consolidated income statements	$7,618	$6,660

[1] Includes remeasurement of other long term employee benefit

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Remeasurement on the net defined benefit liability:
Actuarial gains arising from changes in demographic assumptions	$(4,460)	$—
Actuarial losses arising from changes in financial assumptions	10,043	14,094
Actuarial (gains)/losses arising from changes experience adjustments	(489)	87
Components recognized in statements of comprehensive income	$5,094	$14,181

Total other employee future benefit cost	$12,712	$20,841

Disclosure of detailed information about other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit cost:
Discount rate	3.17%	3.88%
Initial weighted average health care trend rate	5.68%	5.74%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	21.2	21.1
Females	23.9	23.9

	Dec. 31, 2020	Dec. 31, 2019
Defined benefit obligation:
Discount rate	2.76%	3.17%
Initial weighted average health care trend rate	5.66%	5.68%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.3	21.2
Females	23.7	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.2	23.1
Females	25.4	25.6

1 CPM2014 Priv with CPM-B projection scale